Call Money and Funds Purchased (Tables)	12 Months Ended
Mar. 31, 2026
Call Money And Funds Purchased [Abstract]
Summary of Funds Transactions
A summary of funds transactions for the fiscal years ended March 31, 2025 and 2026 is as follows:

	2025	2026
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥5,016,678	¥5,257,237
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.63%	0.81%